DEAN WITTER DIVIDEND GROWTH SECURITIES INC.  TWO WORLD TRADE CENTER, NEW YORK,
                                             NEW YORK 10048
LETTER TO THE SHAREHOLDERS

DEAR SHAREHOLDER:

During the six months ended August 31, 1995, interest rates declined, inflation remained benign, corporate profits continued to increase, growth overseas slowed and the dollar improved relative to other major currencies. All of these factors combined to provide the backdrop for common stock prices to advance. The U.S. stock market, as measured by the Standard & Poor's 500 Composite Stock Price Index (S&P 500), recorded a total return of 16.79 percent for the six-month period ended August 31, 1995. For the same period, Dean Witter Dividend Growth Securities posted a total return of 13.90 percent.

The Fund's underperformance relative to the S&P 500 Index over this period is largely due to the exceptional strength in small-capitalization stocks late in the period, in particular technology. The Fund, which seeks to provide reasonable current income and long-term growth of income and capital, has little exposure to the technology sector, because it affords little or no current yield.

PORTFOLIO ACTIVITY

The Fund utilizes a stringent filtering process to monitor the progress of current investments, as well as to select additional securities. Through the use of this process, the Fund places an emphasis on high quality, dividend paying stocks which appear to be undervalued.

On August 31, 1995, the portfolio included 71 equity issues spread among 33 different industries. During the period under review, three portfolio holdings were sold: Petrie Stores and Toys R Us (a spin-off from Petrie) due to valuation considerations, and Woolworth because of the elimination of its dividend. One new portfolio position was initiated with the purchase of shares of Dayton-Hudson, a major retailer. Among the Fund's largest holdings as of August 31, 1995 were Aluminum Co. of America, International Business Machines, Sprint Corp., Coca-Cola Co. and Schering-Plough.

DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
LETTER TO THE SHAREHOLDERS, CONTINUED

LOOKING AHEAD

Going forward, our long-term outlook for both the economy and the securities markets in general are favorable. In addition, given the current low inflation/low interest rate environment, we remain strongly convinced that the common stocks of well-established companies will perform relatively well in the months ahead. Consequently, we remain confident, patient and relatively fully invested.

We appreciate your support of Dean Witter Dividend Growth Securities and look forward to continuing to serve your investment needs in the future.

Very truly yours,

                  [LOGO]

CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 1995 (UNAUDITED)

 NUMBER OF
  SHARES                                              VALUE
-----------------------------------------------------------------

             COMMON STOCKS (86.2%)
             AEROSPACE (4.4%)
 1,800,000   Lockheed Martin Corp.............  $     109,575,000
 1,500,000   Raytheon Co......................        121,312,500
 1,550,000   United Technologies Corp.........        129,231,250
                                                -----------------
                                                      360,118,750
                                                -----------------
             ALUMINUM (2.7%)
 2,250,000   Alcan Aluminum Ltd. (Canada).....         73,406,250
 2,670,000   Aluminum Co. of America..........        152,523,750
                                                -----------------
                                                      225,930,000
                                                -----------------
             APPAREL (0.7%)
 1,000,000   V.F. Corp........................         54,750,000
                                                -----------------
             AUTO PARTS (1.0%)
 1,100,000   TRW, Inc.........................         85,662,500
                                                -----------------
             AUTOMOTIVE (2.7%)
 3,800,000   Ford Motor Co....................        116,375,000
 2,300,000   General Motors Corp..............        108,100,000
                                                -----------------
                                                      224,475,000
                                                -----------------
             BANKS (5.1%)
 2,050,000   BankAmerica Corp.................        115,825,000
 2,400,000   KeyCorp..........................         74,400,000
 1,500,000   Morgan (J.P.) & Co., Inc.........        109,312,500
 1,900,000   NationsBank Corp.................        116,612,500
                                                -----------------
                                                      416,150,000
                                                -----------------
             BEVERAGES - SOFT DRINKS (3.1%)
 2,150,000   Coca Cola Co.....................        138,137,500
 2,500,000   PepsiCo, Inc.....................        113,125,000
                                                -----------------
                                                      251,262,500
                                                -----------------
             CHEMICALS (6.0%)
 1,575,000   Dow Chemical Co..................        116,550,000
 1,950,000   Du Pont (E.I.) de Nemours &
             Co...............................        127,481,250
   350,000   Eastman Chemical Company.........         22,618,741
 1,425,000   Grace (W.R.) & Co................         94,940,625
 1,425,000   Monsanto Co......................        135,196,875
                                                -----------------
                                                      496,787,491
                                                -----------------
             COAL (0.3%)
   500,000   MAPCO, Inc.......................         26,687,500
                                                -----------------

 NUMBER OF
  SHARES                                              VALUE
-----------------------------------------------------------------
             COMPUTERS (3.0%)
 2,250,000   Honeywell, Inc...................  $      98,437,500
 1,475,000   International Business Machines
             Corp.............................        152,478,125
                                                -----------------
                                                      250,915,625
                                                -----------------
             CONGLOMERATES (2.6%)
 1,925,000   Minnesota Mining & Manufacturing
             Co...............................        105,153,125
 2,200,000   Tenneco, Inc.....................        106,700,000
                                                -----------------
                                                      211,853,125
                                                -----------------
             COSMETICS (3.6%)
 1,400,000   Avon Products, Inc...............         98,875,000
 3,000,000   Gillette Co......................        125,250,000
 1,592,500   International Flavors &
             Fragrances Inc...................         76,240,938
                                                -----------------
                                                      300,365,938
                                                -----------------
             DRUGS (7.6%)
 3,300,000   Abbott Laboratories..............        127,875,000
 1,600,000   American Home Products Corp......        123,200,000
 1,675,000   Bristol-Myers Squibb Co..........        114,946,875
 2,900,000   Schering-Plough Corp.............        135,212,500
 2,800,000   SmithKline Beecham PLC (ADR)
             (United Kingdom).................        125,300,000
                                                -----------------
                                                      626,534,375
                                                -----------------
             ELECTRIC - MAJOR (2.2%)
 1,900,000   General Electric Co..............        111,862,500
 5,000,000   Westinghouse Electric Corp.......         68,125,000
                                                -----------------
                                                      179,987,500
                                                -----------------
             FINANCE (1.5%)
 1,000,000   Beneficial Corp..................         49,125,000
 1,360,000   Household International, Inc.....         76,330,000
                                                -----------------
                                                      125,455,000
                                                -----------------
             FOODS (1.0%)
 2,450,000   Quaker Oats Company (The)........         85,137,500
                                                -----------------
             HOUSEHOLD APPLIANCES (0.9%)
 1,400,000   Whirlpool Corp...................         76,300,000
                                                -----------------
             INSURANCE (1.4%)
 1,675,000   Aetna Life & Casualty Co.........        114,318,750
                                                -----------------
             MACHINERY - AGRICULTURAL (1.5%)
 1,400,000   Deere & Co.......................        119,700,000
                                                -----------------
             METALS & MINING (1.2%)
 1,500,000   Phelps Dodge Corp................         95,062,500
                                                -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 1995 (UNAUDITED) CONTINUED

 NUMBER OF
  SHARES                                              VALUE
-----------------------------------------------------------------
             NATURAL GAS (2.9%)
 1,250,000   Burlington Resources, Inc........  $      50,781,250
   650,000   El Paso Natural Gas Co...........         18,281,250
 3,050,000   Enron Corp.......................        102,556,250
 1,800,000   NorAm Energy Corp................         12,825,000
 2,200,000   Panhandle Eastern Corp...........         55,000,000
                                                -----------------
                                                      239,443,750
                                                -----------------
             OFFICE EQUIPMENT (2.7%)
 2,400,000   Pitney Bowes, Inc................         97,500,000
 1,025,000   Xerox Corp.......................        123,768,750
                                                -----------------
                                                      221,268,750
                                                -----------------
             OIL - DOMESTIC (2.7%)
 1,750,000   Amoco Corp.......................        111,562,500
 1,000,000   Atlantic Richfield Co............        109,125,000
                                                -----------------
                                                      220,687,500
                                                -----------------
             OIL INTEGRATED - INTERNATIONAL (4.3%)
 1,675,000   Exxon Corp.......................        115,156,250
 1,300,000   Mobil Corp.......................        123,825,000
   975,000   Royal Dutch Petroleum Co. (ADR)
             (Netherlands)....................        116,268,750
                                                -----------------
                                                      355,250,000
                                                -----------------
             PAPER & FOREST PRODUCTS (1.2%)
 2,200,000   Weyerhaeuser Co..................        101,200,000
                                                -----------------
             PHOTOGRAPHY (1.5%)
 2,175,000   Eastman Kodak Co.................        125,334,375
                                                -----------------
             RAILROADS (4.0%)
 1,575,000   Burlington Northern, Inc.........        109,068,750
 1,700,000   Conrail, Inc.....................        114,325,000
 1,250,000   CSX Corp.........................        103,125,000
                                                -----------------
                                                      326,518,750
                                                -----------------
             RETAIL (1.4%)
 1,350,000   Dayton-Hudson Corp...............         98,718,750
 1,500,000   KMart Corp.......................         20,437,500
                                                -----------------
                                                      119,156,250
                                                -----------------
             RETAIL - DEPARTMENT STORES (1.3%)
 2,500,000   May Department Stores Co.........        105,937,500
                                                -----------------
             SOAP & HOUSEHOLD PRODUCTS (1.6%)
 1,850,000   Procter & Gamble Co..............        128,343,750
                                                -----------------
             TELECOMMUNICATIONS (1.3%)
 2,450,000   U.S. West, Inc...................        106,575,000
                                                -----------------

 NUMBER OF
  SHARES                                              VALUE
-----------------------------------------------------------------

             TELEPHONES (4.3%)
 1,750,000   Bell Atlantic Corp...............  $     104,562,500
 3,000,000   GTE Corp.........................        109,875,000
 3,980,000   Sprint Corp......................        141,290,000
                                                -----------------
                                                      355,727,500
                                                -----------------
             UTILITIES - ELECTRIC (4.5%)
 2,400,000   FPL Group, Inc...................         93,300,000
 2,250,000   Houston Industries, Inc..........         95,343,750
 3,200,000   Pacific Gas & Electric Co........         92,000,000
 3,300,000   Unicom Corp......................         92,812,500
                                                -----------------
                                                      373,456,250
                                                -----------------

             TOTAL COMMON STOCKS
             (IDENTIFIED COST
             $4,442,921,133)..................      7,106,353,429
                                                -----------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                            VALUE
-----------------------------------------------------------------

             U.S. GOVERNMENT OBLIGATIONS (10.9%)
 $  50,000   U.S. Treasury Bond 8.125% due
             08/15/19.........................         57,835,938
    90,000   U.S. Treasury Bond 8.00% due
             11/15/21.........................        103,317,188
    50,000   U.S. Treasury Bond 7.125% due
             02/15/23.........................         52,257,812
   400,000   U.S. Treasury Bond 6.25% due
             08/15/23.........................        374,687,500
   250,000   U.S. Treasury Note 4.00% due
             01/31/96.........................        248,320,312
    30,000   U.S. Treasury Note 8.875% due
             02/15/96.........................         30,421,875
    25,000   U.S. Treasury Note 8.00% due
             05/15/01.........................         27,230,469
                                                -----------------

             TOTAL U.S. GOVERNMENT OBLIGATIONS
             (IDENTIFIED COST $875,789,406)...        894,071,094
                                                -----------------


                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 1995 (UNAUDITED) CONTINUED

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                            VALUE
-----------------------------------------------------------------

             SHORT-TERM INVESTMENTS (2.5%)
             COMMERCIAL PAPER (a) (2.4%)
             AUTOMOTIVE FINANCE (0.7%)
 $  60,000   Ford Motor Credit Co. 5.73% to
             5.75% due 09/06/95 to 09/11/95...  $      59,932,312
                                                -----------------
             BANKS - COMMERCIAL (0.5%)
    40,000   UBS Finance (Del.) Inc. 5.74% due
             09/22/95 to 09/25/95.............         39,856,500
                                                -----------------
             FINANCE - DIVERSIFIED (0.6%)
    50,000   General Electric Capital Corp.
             5.80% due 09/01/95...............         50,000,000
                                                -----------------
             OFFICE EQUIPMENT & SUPPLIES (0.6%)
    48,000   IBM Credit Corp. 5.73% due
             09/19/95 to 09/26/95.............         47,829,055
                                                -----------------

             TOTAL COMMERCIAL PAPER
             (AMORTIZED COST $197,617,867)....        197,617,867
                                                -----------------
             U.S. GOVERNMENT AGENCY (a) (0.1%)
     7,925   Federal Home Loan Banks 5.70% due
             09/01/95 (Amortized Cost
             $7,925,000)......................          7,925,000
                                                -----------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                            VALUE
-----------------------------------------------------------------

             REPURCHASE AGREEMENT (0.0%)
 $   1,306   The Bank of New York 5.8125% due
             09/01/95 (dated 08/31/95;
             proceeds $1,306,377;
             collateralized by $1,613,611
             Federal Mortgage Acceptance Corp.
             6.337% due 08/25/23 valued at
             $1,371,866) (Identified Cost
             $1,306,166)......................  $       1,306,166
                                                -----------------

             TOTAL SHORT-TERM INVESTMENTS
             (IDENTIFIED COST $206,849,033)...        206,849,033
                                                -----------------

TOTAL INVESTMENTS
(IDENTIFIED COST
$5,525,559,572) (B)........       99.6%  8,207,273,556

OTHER ASSETS IN EXCESS OF
LIABILITIES................        0.4      32,666,244
                                 -----   -------------

NET ASSETS.................      100.0%  $8,239,939,800
                                 -----   -------------
                                 -----   -------------

---------------------
ADR  American Depository Receipt.
(a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes is $5,525,559,572; the aggregate gross unrealized appreciation is $2,735,166,764 and the aggregate gross unrealized depreciation is $53,452,780, resulting in net unrealized appreciation of $2,681,713,984.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1995 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $5,525,559,572)..........................  $8,207,273,556
Receivable for:
    Dividends...............................................      32,778,458
    Capital stock sold......................................      14,931,673
    Interest................................................       5,224,905
    Investments sold........................................       1,612,221
Prepaid expenses and other assets...........................         166,936
                                                              --------------

     TOTAL ASSETS...........................................   8,261,987,749
                                                              --------------

LIABILITIES:
Payable for:
    Capital stock repurchased...............................       7,769,901
    Plan of distribution fee................................       5,558,099
    Investments purchased...................................       4,967,202
    Investment management fee...............................       2,892,322
Accrued expenses and other payables.........................         860,425
                                                              --------------

     TOTAL LIABILITIES......................................      22,047,949
                                                              --------------

NET ASSETS:
Paid-in-capital.............................................   5,514,578,185
Net unrealized appreciation.................................   2,681,713,984
Accumulated undistributed net investment income.............      68,697,317
Accumulated net realized loss...............................     (25,049,686)
                                                              --------------

     NET ASSETS.............................................  $8,239,939,800
                                                              --------------
                                                              --------------

NET ASSET VALUE PER SHARE,
  234,620,225 SHARES OUTSTANDING (500,000,000 SHARES
  AUTHORIZED OF $.01 PAR VALUE).............................
                                                                      $35.12
                                                              --------------
                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 1995 (UNAUDITED)

NET INVESTMENT INCOME:

INCOME
Dividends (net of $481,765 foreign withholding tax).........  $109,311,922
Interest....................................................    31,461,433
                                                              ------------

     TOTAL INCOME...........................................   140,773,355
                                                              ------------

EXPENSES
Plan of distribution fee....................................    31,927,881
Investment management fee...................................    16,412,808
Transfer agent fees and expenses............................     3,673,888
Custodian fees..............................................       158,456
Shareholder reports and notices.............................       154,452
Registration fees...........................................        79,140
Professional fees...........................................        19,699
Directors' fees and expenses................................        14,587
Other.......................................................        38,068
                                                              ------------

     TOTAL EXPENSES.........................................    52,478,979
                                                              ------------

     NET INVESTMENT INCOME..................................    88,294,376
                                                              ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss...........................................   (25,049,646)
Net change in unrealized appreciation.......................   928,676,072
                                                              ------------

     NET GAIN...............................................   903,626,426
                                                              ------------

NET INCREASE................................................  $991,920,802
                                                              ------------
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE SIX MONTHS
                                                                    ENDED            FOR THE YEAR
                                                               AUGUST 31, 1995           ENDED
                                                                 (UNAUDITED)       FEBRUARY 28, 1995
----------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.......................................    $   88,294,376      $    163,780,281
Net realized gain (loss)....................................       (25,049,646)           49,160,950
Net change in unrealized appreciation.......................       928,676,072            11,726,441
                                                              ------------------   -----------------

     NET INCREASE...........................................       991,920,802           224,667,672
                                                              ------------------   -----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................................       (59,686,032)         (149,556,111)
Net realized gain...........................................       (21,206,038)           --
                                                              ------------------   -----------------

     TOTAL..................................................       (80,892,070)         (149,556,111)
                                                              ------------------   -----------------

Net increase from capital stock transactions................       228,342,743           313,758,060
                                                              ------------------   -----------------

     TOTAL INCREASE.........................................     1,139,371,475           388,869,621

NET ASSETS:
Beginning of period.........................................     7,100,568,325         6,711,698,704
                                                              ------------------   -----------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
    $68,697,317 AND $40,088,973, RESPECTIVELY)..............    $8,239,939,800      $  7,100,568,325
                                                              ------------------   -----------------
                                                              ------------------   -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1995 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Dividend Growth Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund was incorporated in Maryland on December 22, 1980 and commenced operations on March 30, 1981.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York or American Stock Exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price; (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily and includes the accretion of discounts on certain short-term securities.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax

DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1995 (UNAUDITED) CONTINUED

regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Dean Witter InterCapital Inc. (the "Investment Manager"), the Fund pays its Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.625% to the portion of daily net assets not exceeding $250 million; 0.50% to the portion of daily net assets exceeding $250 million but not exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; 0.45% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; 0.425% to the portion of daily net assets exceeding $3 billion but not exceeding $4 billion; 0.40% to the portion of daily net assets exceeding $4 billion but not exceeding $5 billion; 0.375% to the portion of daily net assets exceeding $5 billion but not exceeding $6 billion; 0.35% to the portion of daily net assets exceeding $6 billion but not exceeding $8 billion; and 0.325% to the portion of daily net assets exceeding $8 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued

DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1995 (UNAUDITED) CONTINUED

daily and payable monthly, at an annual rate of 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the implementation of the Plan on July 2, 1984 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's implementation of the Plan upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or (b) the Fund's average daily net assets attributable to shares issued, net of related shares redeemed, since implementation of the Plan. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other employees or selected dealers who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may be compensated under the Plan for its opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses incurred by the Distributor.

Provided that the Plan continues in effect, any cumulative expenses incurred but not yet recovered, may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders.

The Distributor has informed the Fund that for the six months ended August 31, 1995, it received approximately $5,151,000 in contingent deferred sales charges from certain redemptions of the Fund's shares. The Fund's shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 1995 aggregated $571,275,764 and $372,845,680, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $340,616,087 and $284,923,118, respectively.

DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1995 (UNAUDITED) CONTINUED

For the six months ended August 31, 1995, the Fund incurred brokerage commissions of approximately $111,000 with DWR for portfolio transactions executed on behalf of the Fund. At August 31, 1995, the Fund's payable for investments purchased included unsettled trades with DWR of $1,762,640.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At August 31, 1995, the Fund had transfer agent fees and expenses payable of approximately $633,000.

The Fund established an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors/Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended August 31, 1995, included in Directors' fees and expenses in the Statement of Operations amounted to $4,114. At August 31, 1995, the Fund had an accrued pension liability of $51,455 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. CAPITAL STOCK

Transactions in capital stock were as follows:

                                              FOR THE SIX MONTHS               FOR THE YEAR ENDED
                                             ENDED AUGUST 31, 1995             FEBRUARY 28, 1995
                                          ---------------------------   --------------------------------
                                            SHARES         AMOUNT           SHARES           AMOUNT
                                          -----------   -------------   --------------   ---------------
Sold....................................   24,258,723   $ 815,587,759       42,248,385   $ 1,266,049,401
Reinvestment of dividends and
 distributions..........................    2,245,467      75,170,748        4,679,486       138,588,041
                                          -----------   -------------   --------------   ---------------
                                           26,504,190     890,758,507       46,927,871     1,404,637,442
Repurchased.............................  (19,768,686)   (662,415,764)     (36,524,071)   (1,090,879,382)
                                          -----------   -------------   --------------   ---------------
Net increase............................    6,735,504   $ 228,342,743       10,403,800   $   313,758,060
                                          -----------   -------------   --------------   ---------------
                                          -----------   -------------   --------------   ---------------

DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                     FOR THE SIX
                                       MONTHS
                                        ENDED
                                     AUGUST 31,                 FOR THE YEAR ENDED FEBRUARY 28
                                        1995       ---------------------------------------------------------
                                     (UNAUDITED)     1995        1994        1993        1992*       1991
------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of
 period............................  $  31.16      $  30.86    $  28.70    $  27.01    $  23.50    $   22.47
                                     -----------   ---------   ---------   ---------   ---------   ---------

Net investment income..............      0.38          0.72        0.68        0.70        0.71         0.79
Net realized and unrealized gain...      3.93          0.24        2.16        1.72        3.63         1.04
                                     -----------   ---------   ---------   ---------   ---------   ---------

Total from investment operations...      4.31          0.96        2.84        2.42        4.34         1.83
                                     -----------   ---------   ---------   ---------   ---------   ---------

Less dividends and distributions
 from:
   Net investment income...........     (0.26)        (0.66)      (0.68)      (0.69)      (0.76)       (0.80)
   Net realized gain...............     (0.09)        --          --          (0.04)      (0.07)      --
                                     -----------   ---------   ---------   ---------   ---------   ---------

Total dividends and
 distributions.....................     (0.35)        (0.66)      (0.68)      (0.73)      (0.83)       (0.80)
                                     -----------   ---------   ---------   ---------   ---------   ---------

Net asset value, end of period.....  $  35.12      $  31.16    $  30.86    $  28.70    $  27.01    $   23.50
                                     -----------   ---------   ---------   ---------   ---------   ---------
                                     -----------   ---------   ---------   ---------   ---------   ---------

TOTAL INVESTMENT RETURN+...........     13.90%(1)      3.25%       9.98%       9.13%      18.82%        8.51%

RATIOS TO AVERAGE NET ASSETS:
Expenses...........................      1.34%(2)      1.42%       1.37%       1.40%       1.42%        1.51%

Net investment income..............      2.26%(2)      2.42%       2.31%       2.67%       2.91%        3.62%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 millions..........................       $8,240      $7,101      $6,712      $5,386      $4,071      $3,015

Portfolio turnover rate............         5%(1)         6%         13%          8%          5%           5%

---------------------
 *   Year ended February 29.
 +   Does not reflect the deduction of sales charge.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

                 (This page has been left blank intentionally.)

BOARD OF DIRECTORS                               DEAN WITTER
                                                 DIVIDEND GROWTH
Jack F. Bennett                                  SECURITIES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Paul Kolton
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Sheldon Curtis
Vice President, Secretary and General Counsel

Paul D. Vance
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and directors, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

[GRAPHIC]

SEMIANNUAL REPORT
AUGUST 31, 1995